Stockholders’ Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Stockholders’ Equity

8. Stockholders’ Equity

In 2020, the Company issued 172,227 common shares for net proceeds of $3,461. In 2019, the Company issued 911,459 common shares for net proceeds of $16,552. In 2018, the Company sold 203,814 common shares from its treasury stock and issued 53,199 common shares for net proceeds of $4,511.

On March 24, 2020, the Company announced that its Board of Directors had authorized a share repurchase program for its common and/or its preferred shares of up to $50,000. Shares may be purchased from time to time in open market or privately negotiated transactions, which may include derivative transactions, at times and prices that are considered to be appropriate by the Company and the program may be discontinued at any time.

In 2020, the Company acquired as treasury stock 978,936 common shares for a total amount of $9,834 and did not purchase any preferred shares. No common or preferred share repurchases were made by the Company in 2019, 2018 or 2017.

On June 22, 2020, the Company announced a one-for-five (1-for-5) reverse stock split of the Company’s common shares which was approved by its shareholders at the annual meeting on May 28, 2020. The reverse split became effective on July 1, 2020. The par value of each common share was adjusted from $1.00 per common share to $5.00 per common share. The reverse share split affected all common shares and reduced the number of authorized common shares from 175,000,000 to 35,000,000 and the number of outstanding common shares of the Company from 94,005,410 to 18,801,108 as of July 1, 2020. No fractional shares were issued in connection with the reverse split. All share and per share amounts disclosed in the consolidated financial statements and notes give effect to this reverse stock split retroactively, for all periods presented.

On October 30, 2020, the Company redeemed all of its 2,000,000 Series C Preferred Shares, with a liquidation preference of $25.00 per share along with the payment of a final dividend of $0.5547 per share, declared on September 30, 2020. The difference between the carrying value and the fair value of the Series C Preferred Shares, amounting to $2,493, was recognized as a reduction of retained earnings as a deemed dividend, and has been considered in the calculations of Loss per Common Share in 2020 (Note 10).

On July 30, 2019, the Company redeemed all of its 2,000,000 Series B Preferred Shares, with a liquidation preference of $25.00 per share along with the payment of a final dividend of $0.50 per share, declared on June 28, 2019. The difference between the carrying value and the fair value of the Series B Preferred Shares, amounting to $2,750, was recognized as a reduction of retained earnings as a deemed dividend, and has been considered in the calculations of Loss per Common Share in 2019 (Note 10).

In September 2019, the Company entered into a share purchase agreement for the private placement of 3,500,000 Series G Redeemable Convertible Perpetual Preferred Shares, par value $1.00 per share and liquidation preference $10.00 per share (the “Series G Convertible Preferred Shares”), at a purchase price of $10.00 per share, raising $33,984, net of structuring fee and other expenses. The Series G Convertible Preferred Shares have a stated coupon rate of 0%, subject to adjustment in the event of a cross-default or failure to redeem on any redemption date and participate on an as-converted basis in dividends declared and paid on the Company’s common shares.

The Series G Convertible Preferred Shares are convertible at any time, at the option of the holder, at a conversion price of $15.00 per share, representing a conversion rate of two-thirds of a common share per Series G Convertible Preferred Share. All or a portion of the Series G Convertible Preferred Shares will automatically convert into common shares at the conversion rate if the trading price of the Company’s common shares exceed certain levels between 130% and 170% of the conversion price. The holders, however, will be prohibited from converting the Series G Convertible Preferred Shares into common shares to the extent that, as a result of such conversion, the holder would own more than 9.99% of the total number common shares then issued and outstanding, unless a 61-day notice is delivered to the Company.

The conversion price is subject to customary anti-dilution and other adjustments relating to the issuance of common shares as a dividend or the subdivision, combination, or reclassification of common shares into a greater or lesser number of common shares. The Company may also redeem in full or in part the Series G Convertible Preferred Shares prior to September 1, 2020, for cash, at the as-converted value of the Series G Convertible Preferred Shares, if the trading price of the common shares exceeds certain levels. The Company did not exercise the redemption option as of December 31, 2020.

The Series G Convertible Preferred Shares did not generate a beneficial conversion feature (BCF) upon issuance as the fair value of the Company’s common shares was lower than the conversion price. The Series G Convertible Preferred Shares did not meet the criteria for mandatorily redeemable financial instruments. Additionally, the Company determined that the nature of the Series G Convertible Preferred Shares was more akin to an equity instrument and that the economic characteristics and risks of the embedded conversion options were clearly and closely related to the Series G Convertible Preferred Shares. As such, the conversion options were not required to be bifurcated from the equity host under ASC 815, Derivatives and Hedging. The Company also determined that the redemption call option did meet the definition of a derivative, but that the value of the derivative was zero due to the expectations under which the call option would be exercised. On September 1, 2020 the redemption call option expired unexercised.

On December 23, 2019 and January 15, 2020, 875,000 and 10,000 Series G Convertible Preferred Shares converted into 583,333 and 6,667 common shares, respectively.

The holders of the Series G Convertible Preferred Shares generally do not have voting rights. However, without the affirmative vote or consent of the holders of at least two-thirds of the outstanding Series G Convertible Preferred Shares, voting as a single class, the Company may not adopt any amendment to its memorandum of association or bye-laws that materially or adversely alters or affects the preferences, powers or rights of the Series G Convertible Preferred Shares in any respect or any amendment to the Series G Convertible Preferred Shares Certificate of Designations. The Series G Convertible Preferred Shares rank pari passu with the Company’s other outstanding series of preferred shares and senior to the Company’s common shares with respect to dividend distributions and distributions upon any liquidation event.

On February 1, 2021, or, if earlier, the delivery date of the last of the Company’s newbuilding conventional tankers Mediterranean Voyager, Caribbean Voyager, Apollo Voyager and Artemis Voyager (the “Redemption Date”), subject to certain limitations, outstanding Series G Convertible Preferred Shares having a redemption price of up to $35,000 will be mandatorily exchanged for preferred shares (the “Shyris Shipping Preferred Shares”) to be issued by the subsidiary of the Company that will own such crude oil tankers after receipt of requisite approvals (Shyris Shipping). The redemption price at which the Series G Convertible Preferred Shares will be exchanged will be the higher of 95% of the as-converted value of the Series G Convertible Preferred Shares, based on a six-month volume weighted average price (“VWAP”) of the Company’s common shares, or a price providing for a return of 7.75% per annum on an actual/360-day basis on the Series G Convertible Preferred Shares, taking into account all dividends actually received on the Series G Convertible Preferred Shares. To the extent certain limitations result in less than $35,000 of Shyris Shipping Preferred Shares being issued on the Redemption Date, Series G Convertible Preferred Shares with an aggregate redemption price equal to such shortfall will remain subject to redemption prior to the fifth anniversary of the share purchase agreement. After such time, any Series G Convertible Preferred Shares will automatically convert into the Company’s common shares at the conversion rate or be redeemed for Shyris Shipping Preferred Shares. Any other Series G Convertible Preferred Shares not exchanged for Shyris Shipping Preferred Shares on the Redemption Date will automatically convert on such date into the Company’s common shares at the conversion rate (unless the Company elects to redeem such Series G Convertible Preferred Shares for cash). The Series G Convertible Preferred Shareholders will also have the right to require the Company to redeem the Series G Convertible Preferred Shares for cash, in the event of non-compliance with certain requirements relating to Shyris Shipping. On October 8, 2020, the Company, with the consent of the sole holder of the Series G Convertible Preferred Shares, amended the Certificate of Designations, whereby the Redemption Date was set at February 1, 2021.

On February 1, 2021, the Company redeemed 1,798,651 Series G Redeemable Convertible Perpetual Preferred Shares in exchange for 1,900,000 Series B Cumulative Redeemable Perpetual Preferred Shares of Shyris Shipping Company S.A., par value $0.001 per share, each with a liquidation preference of $10.00 per share, representing the full mandatory redemption price of $10.56 per Series G Convertible Preferred Share ($19,000,000 in the aggregate) payable for the number of Series G Convertible Preferred Shares.

On July 10, 2018, the Company completed an offering of 6,000,000 of its Series F Cumulative Redeemable Perpetual Preferred Shares, par value $1.00 per share, liquidation preference $25.00 per share, raising $144,280, net of underwriter’s discount and other expenses. Dividends on the Series F Preferred Shares are cumulative from the date of original issue and are payable quarterly in arrears on the 30th day of January, April, July and October of each year, commencing October 30, 2018, when, as and if declared by our board of directors. Dividends will be payable from cash available for dividends at a rate equal to 9.50% per annum of the stated liquidation preference prior to July 30, 2028 and from and including July 30, 2028, at a floating rate equal to three-month LIBOR plus spread of 6.54% per annum of the stated liquidation preference.